FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - Securities lending [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 5,857	£ 5,837
Financial assets at fair value through other comprehensive income	2,020	1,917
	£ 7,877	£ 7,754